Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Current assets
Cash	$ 2,681,704	$ 74,800	$ 79,304
Cash - restricted (Note 6)	600,000	0	0
Amounts receivable	137,367	44,489	5,122
Prepaids and other current assets	61,467	98,131	99,051
Total current assets	3,480,538	217,420	183,477
Deposits	177,300
Property and equipment, net (Note 7)	540,245	4,162
Intangible assets, net (Note 8)	801,058	8,349,822	288,349
Right-of-use assets (Note 9)	3,251,638	1,735,346
Total assets	8,250,779	10,306,750	471,826
Current liabilities
Accounts payable and accrued liabilities	890,138	637,299	267,892
Due to related parties (Note 17)	1,788	330,483	12,421
Convertible debentures, net (Note 10)		3,476,690
Promissory note (Note 11)			247,305
Acquisition obligation (Note 4(b))		432,923
Deferred revenue		157,728
Lease liability (Note 9)	68,138	367,629
Total current liabilities	960,064	5,402,752	527,618
Lease liabilities (Note 9)	4,634,154	1,408,486
Total liabilities	5,594,218	6,811,238	527,618
Shareholders' Equity
Common shares (Note 12)	37,519,448	21,395,999	10,047,733
Common shares issuable		10,000
Reserves (Notes 13 and 14)	19,625,602	17,038,202	15,713,439
Accumulated other comprehensive income	172,027	123,065
Accumulated deficit	(54,660,516)	(35,071,754)	(25,816,964)
Total shareholders' equity	2,656,561	3,495,512	(55,792)
Total liabilities and shareholders' equity	$ 8,250,779	$ 10,306,750	$ 471,826